Finance income and cost (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Analysis of finance income
Interest on cash and equivalents		$ 93,122	$ 201,191	$ 152,437
Interest on asset backed trust notes		6,342	6,525
Interest on recovery of guarantee deposits		2,047	83	166
Total finance income	$ 5,089	101,511	207,799	152,603
Analysis of finance cost
Leases financial cost		2,350,250	2,128,162	1,755,978
Financial instruments loss		448,559
Interest on asset backed trust notes		116,240	80,314
Cost of letter credit notes		73,141	49,856	57,277
Interest on debts and borrowings		16,368	1,660	56,916
Bank fees and others		3,707	3,607	6,141
Other finance costs		10,219	6,230
Total finance costs	$ 151,313	3,018,484	2,269,829	1,876,312
Capitalized borrowing costs
Interest on debts and borrowings		400,406	457,973	414,836
Capitalized interest		(384,038)	(456,313)	(357,920)
Interest on debts and borrowing in the consolidated statements of operations		$ 16,368	$ 1,660	$ 56,916